Inventories	12 Months Ended
Apr. 30, 2024
Inventory, Net [Abstract]
Inventories
4.	Inventories

Inventories are comprised as follows as of April 30, 2023 and 2024: Finished goods include iwasemi products, the dedicated location measurement devices required to provide hackke services, SonoRepro devices and VUEVO devices. Work in process mainly consists of items related to the manufacturing of the devices. Raw materials include components related to hackke and SonoRepro.

	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Finished goods	¥118,984	¥154,801	$983
Work-in-process	37	37	0
Raw materials	4,098	3,942	25
Total	¥123,119	¥158,780	$1,008